Intangibles And Goodwill (Schedule Of Sensitivity Analysis Of Significant Estimates) (Details)	Feb. 29, 2020
Cable [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	0.06%
1% decrease in terminal growth rate	0.005%
Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	0.07%
1% decrease in terminal growth rate	(0.04%)
Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	0.07%
1% decrease in terminal growth rate	0.01%
Estimated Decline In Recoverable Amount [Member] | Cable [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	15.00%
1% decrease in terminal growth rate	12.50%
0.5 times decrease in terminal adjusted EBITDA multiple	6.20%
Estimated Decline In Recoverable Amount [Member] | Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	7.80%
1% decrease in terminal growth rate	5.50%
0.5 times decrease in terminal adjusted EBITDA multiple	7.40%
Estimated Decline In Recoverable Amount [Member] | Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	18.20%
1% decrease in terminal growth rate	10.10%
0.5 times decrease in terminal adjusted EBITDA multiple	9.40%